9. CAPITAL STOCK (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Capital Stock Details
Symbid Coop - 100%	$ 10,412	$ 7,494	$ 9,792	$ 33,142
Gambitious Coop - 37%	606	8,321	20,224	31,420
Total net loss attributable to NCI	$ 11,018	$ 15,815	$ 30,016	$ 64,562